INCOME TAXES - Provision for Current and Deferred Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Current:
United States	$ (141)	$ 117
International	12	9
State and local	(11)	6
Total current provision for income taxes	(140)	132
Deferred:
United States	324	121
International	(3)	1
State and local	25	7
Total deferred provision for income taxes	346	129
Total provision for income tax	$ 206	$ 261